Income tax / (expense) - Additional information (Details) € in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 EUR (€)	Dec. 31, 2025	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 EUR (€)
Disclosure Of Income Tax [Line Items]
Deferred tax assets, offset	€ 10,264					€ 9,123
Deferred tax liabilities, offset	10,264					€ 9,123
Unused tax losses with no expiration date	536,759			€ 536,759
Unused tax losses subject to expiration	16,427		$ 17,066	€ 16,427	$ 17,066
Current tax expense (income)	€ 0
Forecast
Disclosure Of Income Tax [Line Items]
Applicable tax rate		0.00%